Document and Entity Information	Oct. 01, 2025
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	GUARANTY BANCSHARES, INC.
Entity Central Index Key	0001058867
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	75-1656431
Entity Address, Address Line One	16475 Dallas Parkway
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Addison
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75001
City Area Code	888
Local Phone Number	572-9881
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment”) relates to the Registration Statement on Form S-3 (File No. 333-283383) (the “Registration Statement”) of Guaranty Bancshares, Inc., a Texas corporation (the “Registrant”), initially filed with the Securities and Exchange Commission (the “Commission”) on November 21, 2024, as amended by Amendment No. 1 thereto filed with the Commission on December 13, 2024, registering indeterminate number of the following securities with an aggregate amount not to exceed $150 million: (i) the Registrant’s common stock, par value $1.00 per share; (ii) the Registrant’s preferred stock, par value $5.00 per share; (iii) warrants; (iv) subscription rights; (v) debt securities; (vi) depositary shares; (vii) purchase contracts; (viii) purchase units; and (ix) units.Pursuant to the Plan and Agreement of Merger, dated as of June 24, 2025, by and among the Registrant, Guaranty Bank & Trust, N.A., Glacier Bancorp, Inc., a Montana corporation (“GBCI”), and Glacier Bank, the Registrant merged with and into GBCI (the “Merger”), with GBCI continuing as the surviving corporation and as the successor in interest to the Registrant following the Merger. The Merger became effective on October 1, 2025. In connection with the Merger, any and all offerings of the securities pursuant to the Registration Statement have been terminated. The Registrant, by filing this Post-Effective Amendment, hereby terminates the effectiveness of the Registration Statement and removes from registration any and all securities registered but unsold or otherwise unissued under the Registration Statement as of the date hereof. This filing is made in accordance with an undertaking made by the Registrant in the Registration Statement to remove from registration by means of a post-effective amendment any securities that had been registered but remain unsold at the termination of the offerings.
Business Contract
Document Information [Line Items]
Entity Address, Address Line One	Glacier Bancorp, Inc.
Entity Address, Address Line Two	49 Commons Loop
Entity Address, City or Town	Kalispell
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59901
City Area Code	406
Local Phone Number	756-4200